Note 16 - Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 97,662	$ 82,363
Tax losses and tax values in excess of book values [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	69,925	52,924
Excess of tax value of exploration and evaluation assets over book values [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	21,103	23,432
Financing fees [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	3,657	4,857
Cumulative eligible capital [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	0	388
Other deductible temporary differences for which no deferred tax assets have been recognized [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 2,977	$ 762